Document And Entity Information	Jun. 15, 2026
Document Information [Line Items]
Entity, Registrant Name	HG Holdings, Inc.
Document, Type	8-K
Document, Period End Date	Jun. 15, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34964
Entity, Tax Identification Number	54-1272589
Entity, Address, Address Line One	6265 Old Water Oak Road, Suite 204
Entity, Address, City or Town	Tallahassee
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	32312
City Area Code	850
Local Phone Number	201-9204
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000797465